Discontinued Operations (Discontinued Operations, Income Statement) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations, Income Statement [Line Items]
Net loss before Income Tax	$ (2,362,195)	$ (7,355,561)	$ (18,800,808)
Income tax (expenses) benefits	0	0	0
Gain on disposition of discontinued operations, net of taxes	17,103,295	0	0
Income (loss) from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
AT [Member]
Discontinued Operations, Income Statement [Line Items]
Sales	4,005,078	22,340,048	32,721,717
Cost of sales	5,411,543	26,072,103	44,962,207
Gross profit (loss)	(1,406,465)	(3,732,055)	(12,240,490)
Total expenses, net	955,730	3,623,506	6,560,318
Net loss before Income Tax	(2,362,195)	(7,355,561)	(18,800,808)
Income tax (expenses) benefits	0	0	0
Gain on disposition of discontinued operations, net of taxes	17,103,295	0	0
Income (loss) from discontinued operations	$ 14,741,100	$ (7,355,561)	$ (18,800,808)